[TEXT]

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/00
Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by whom it is hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing
		William A. Womack  		Jackson, MS		April 14, 2000

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers:			0

Form 13F Information Table Entry Total: 	46

Form 13F Information Table Entry Total:	$25,753,000

List of Other Included Managers:		None

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INFORMATION TABLE

Name of 	Title	Cusip		Fair Market	Shares	of	Invt	Sole
Issuer		of 	Number	Value		Principal	Discr	Auth
		Class					Amount

AirTran 	com	00949P108	161000.00	36500		sole	36500
American Egl	com	02553E106	873000.00	23000		sole	23000
AmSouth	com	032165102	149000.00	10000		sole	10000
Ann Taylor	com	036115103	1150000.00	50000		sole	50000
ATS Medical	com	002083103	512000.00	46000		sole	46000
Boca Res	com	096888102	388000.00	64000		sole	64000
Buckle		com	118440106	385000.00	23900		sole	23900
Commscope	com	203372107	137000.00	3000		sole	3000
Carrier Access	com	144460102	607000.00	11400		sole	11400
CEC Enter	com	125137109	995000.00	36700		sole	36700
CenturyTel	com	156700106	750000.00	20200		sole	20200
Chico's	com	168615102	192000.00	11300		sole	11300
Cost Plus	com	221485105	980000.00	29000		sole	29000
Cree Res	com	225447101	847000.00	7500		sole	7500
Cybex Comp	com	232522102	414000.00	11000		sole	11000
Dallas Semi	com	235204104	141000.00	4000		sole	4000
EnTrade	com	29382L100	803000.00	26000		sole	26000
Immersion	com	452521107	120000.00	2000		sole	2000
Harris		com	413875105	104000.00	3000		sole	3000
HealthSouth	com	421924101	801000.00	144000	sole	144000
Hibernia	com	428656102	315000.00	30000		sole	30000
Hollywood	com	436101105	322400.00	40000		sole	40000
Ingram Mic	com	457153104	154000.00	10000		sole	10000
Juno Online	com	482048105	504000.00	32000		sole	32000
MetaSolve	com	591393103	815000.00	13800		sole	13800
Madge Net	com	N5424G106	417000.00	49000		sole	49000
MarchFirst	com	566244109	393000.00	11000		sole	11000
Morgan Keeg	com	617410105	207000.00	12000		sole	12000
Netrix		com	641148101	987000.00	48900		sole	48900
Netzee		com	64122W108	149000.00	10000		sole	10000
Outback 	com	689899102	673000.00	21000		sole	21000
Pier I 		com	720279108	820000.00	80000		sole	80000
Power One	com	739308104	332000.00	5500		sole	5500
PTEK Hold	com	69366M104	182000.00	27500		sole	27500
PSS World	com	69366A100	1037000.00	153000	sole	153000
Rare Hosp	com	753820109	564000.00	29000		sole	29000
Ross Stores	com	778296103	983000.00	39000		sole	39000
Sonic		com	835451105	681000.00	25000		sole	25000
Tech Data	com	878237106	641000.00	19500		sole	19500
Terex Corp	com	880779103	96000.00	6700		sole	6700
Transcoastal	com	893537100	29000.00	21000		sole	21000
Tricon Global	com	895953107	730000.00	23500		sole	23500
World Access	com	98141A101	696000.00	36400		sole	36400
Xybernaut	com	984149104	242000.00	14500		sole	14500
Zixit Corp	com	98974P100	2476000.00	34000		sole	34000
Zitel Corp	com	989913108	844000.00	140000	sole	140000

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